Borrowings	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Borrowings
NOTE 6 -- BORROWINGS

Borrowings as of June 30, 2014 and December 31, 2013 consisted of the following:

	June 30,	December 31,
	2014	2013
Term Loan B facility	$435,583	$437,778
Credit facilities	99,028	100,020
Total borrowings	534,611	537,798
Less: Unamortized discount	(3,968	)(4,474)
Less: current portion, net of unamortized discount	(7,214)	(5,358)
Total long-term borrowings, net of unamortized discount	$ 523,429	$527,966

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In June 2013, Navios Partners completed the issuance of the $250,000 Term Loan B facility. The Term Loan B facility bears an interest rate of LIBOR plus 425 basis points and has a five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000). Navios Partners used the net proceeds of the Term Loan B facility to:( i) prepay $101,614 of the July 2012 Credit Facility; (ii) fully repay the outstanding balance of $41,225 of the August 2012 Credit Facility; (iii) deposit $98,179 to be held in escrow, to partially finance part of the acquisition of four vessels, of which $47,000 was released in September 2013 for the acquisition of the Navios Joy, $17,750 was released in October 2013 for the acquisition of the Navios Harmony and $33,429 was released in January 2014 for the acquisition of the Navios La Paix and the Navios Sun; and iv) cover fees and expenses.

On November 1, 2013, Navios Partners completed the issuance of a $189,500 add-on to its existing Term Loan B facility. The add-on to the Term Loan B facility bears an interest rate of LIBOR plus 425 basis points and has a five year term, with a 1.0% amortization profile and was issued at 100%. Navios Partners used the net proceeds to partially finance the acquisition of five container vessels.

As of June 30, 2014, the outstanding balance of the Term Loan B facility including the add-on was $431,615, net of discount of $3,968 and it is repayable in 16 quarterly installments of $1,097, beginning in September 2014, with a final payment $418,032 in June 2018.

The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral and is guaranteed by each subsidiary of Navios Partners. The Term Loan Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan Agreement also provides for customary events of default.

In June 2013, Navios Partners amended the July 2012 Credit Facility and prepaid $101,614 from the proceeds of the Term Loan B facility. The prepayment was applied in partial settlement of the next 16 installments. As of June 30, 2014, the outstanding balance was $99,028 and is repayable in 14 installments, plus a final payment, in various amounts during the term of the July 2012 Credit Facility consisting of $496 (three quarterly installments), $3,456 (nine quarterly installments), $2,346 (one quarterly installment) and $5,867 (one quarterly installment) with a final payment of $58,223. The July 2012 Credit Facility bears interest at rates ranging from 180 to 205 bps per annum (depending on the loan amount compared to the security value) plus, depending on the length of the interest period, either LIBOR or the actual cost of funds. The refinancing of this facility was accounted for as a debt modification in accordance with ASC470 Debt and an amount of $1,319 was written-off from the deferred financing fees during the second quarter ended June 30, 2013.

In June 2013, Navios Partners fully repaid the outstanding balance of $41,225 of the August 2012 Credit Facility from the proceeds of the Term Loan B facility. The refinancing of this facility was accounted for as a debt extinguishment in accordance with ASC470 Debt and the remaining unamortized balance of $707 was written-off from the deferred financing fees.

As of June 30, 2014, the total borrowings under the Navios Partners' credit facilities were $530,643, net of original issue discount.

As of June 30, 2014, Navios Partners was in compliance with the financial covenants of all of its credit facilities.

Amounts drawn under the July 2012 Credit Facility are secured by first preferred mortgages on certain Navios Partners' vessels and other collateral and are guaranteed by the respective vessel-owning subsidiary. The July 2012 Credit Facility contains a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The July 2012 Credit Facility also requires compliance with a number of financial covenants, including: (i) maintain a required security amount of over 140%; (ii) minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii) maintain a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (v) maintain a minimum net worth to $250,000. It is an event of default under the loan facilities if such covenants are not complied with.

The maturity table below reflects the principal payments due under its credit facilities for the 12-month periods ended June 30:

Year	Amount
2015	$ 8,223
2016	18,212
2017	20,624
2018	487,552

$ 534,611

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